Impairment Charges and Reversals (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Summary of Crude Oil, NGLs and Natural Gas Prices
The forward commodity prices as at December 31, 2023, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2024	2025	2026	2027	2028	Average Annual Increase Thereafter
West Texas Intermediate (“WTI”) (US$/bbl) (1)	73.67	74.98	76.14	77.66	79.22	2.00%
Western Canadian Select at Hardisty (2) (C$/bbl)	76.74	79.77	81.12	82.88	85.04	2.00%
Condensate at Edmonton (C$/bbl)	96.79	98.75	100.71	102.72	104.78	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (3)	2.20	3.37	4.05	4.13	4.21	2.00%
(1)Barrel ("bbl").
(2)Western Canadian Select at Hardisty (“WCS”).
(3)One thousand cubic feet (“Mcf”).

Summary of Crude Oil and Forward Crack Spreads
The forward commodity prices as at December 31, 2022, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2023	2024	2025	2026	2027	Average Annual Increase Thereafter
WTI (US$/bbl)	80.33	78.50	76.95	77.61	79.16	2.00%
WCS (C$/bbl)	76.54	77.75	77.55	80.07	81.89	2.00%
Condensate at Edmonton (C$/bbl)	106.22	101.35	98.94	100.19	101.74	2.00%
Alberta Energy Company Natural Gas (C$/Mcf)	4.23	4.40	4.21	4.27	4.34	2.00%
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at December 31, 2022, the forward prices used to determine future cash flows were:

(US$/bbl)	2023	2024	2025	2026	2027
WTI	80.33	78.50	76.95	77.61	79.16
Differential WTI – WTS (1)	(0.56)	(0.56)	(0.56)	(0.56)	(0.56)
Differential WTI – WCS	(23.32)	(19.09)	(17.42)	(15.87)	(15.74)
Chicago 3-2-1 Crack Spread	29.37	24.10	22.12	21.70	21.67
(1)West Texas Sour (“WTS”).

Summary of Sensitivities

	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Increase (Decrease) to Impairment Amount	69	(65)	(268)	268
Increase (Decrease) to Impairment Reversal Amount	(72)	14	168	(342)